COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended
Mar. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of property leases

March 31,	Amount
2024	$140,777
2025	55,408
Total	$196,185

Schedule of annual objectives of financial performance

Year	Minimum Annual Nova EBITDA	Cash Annual Bonus	Series J Preferred Stock
2022	$2.0M	$120,000	120,000 Shares
2022	$2.4M	$150,000	135,000 Shares
2023	$3.7M	$210,000	150,000 Shares
2024	$5.5M	$300,000	180,000 Shares
2025	$8.0M	$420,000	210,000 Shares